Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest [Line Items]
Payments for Repurchase of Redeemable Noncontrolling Interest		$ 0.0	$ 243.0	$ 11.2
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, Beginning of year		0.0	225.6	214.5
Net income attributable to NCI		0.0	0.0	9.7
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		0.0	0.0	4.6
Stock Issued During Period, Value, Stock Options Exercised Attributable to Redeemable Noncontrolling Interest		0.0	16.0	7.7
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		0.0	(241.6)	(11.2)
Adjustment to carrying amount of redeemable noncontrolling interest		0.0	0.0	0.3
Balance, End of year		$ 0.0	$ 0.0	$ 225.6
ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Payments for Repurchase of Redeemable Noncontrolling Interest	$ 243.0